NATURE OF OPERATIONS AND CORPORATE ORGANIZATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
Number of segments of marine transportation	3
Subsidiary or Equity Method Investee [Line Items]
Net proceeds from issuance of stock	$ 219,122	$ 0	$ 0
Number of directors required to approve certain actions of the entity	6
Number of years the drag along rights take effect after the closing date	4 years
Southern Cross Latin America Private Equity Funds III and IV [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)	110,000,000
Sparrow Capital Investments, Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)	16,060,000
Purchase price (in dollars per share)	$ 2.00
Net proceeds from issuance of stock	$ 219,122
Number of directors appointed for initial period of six months after December 12, 2012	2
Number of directors appointed subsequent to the termination of initial period	4
Los Avellanos and Hazels [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of directors appointed for initial period of six months after December 12, 2012	4
Number of directors appointed subsequent to the termination of initial period	2